Other assets	12 Months Ended
Dec. 31, 2025
Other assets
Other assets

11. Other assets

Other assets comprise the following at December 31:

	2025			2024
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits	19,695	452	20,147	20,434	344	20,778
Prepayments and accrued income	—	7,652	7,652	18	6,887	6,905
Advances to suppliers	18	10,679	10,697	—	8,927	8,927
Other assets	1,723	2,933	4,656	1,999	35,856	37,855
Total	21,436	21,716	43,152	22,451	52,014	74,465

As of December 31, 2025 and 2024, the amount within “Guarantees and deposits” is mainly due to (i) a deposit made during 2021 with the Tennessee Valley Authority which supplies power to Ferroglobe USA Metals, LLC., (ii) certain letters of credit and (iii) deposits linked to factoring agreements.

As of December 31, 2025, the decrease in “Other assets” mainly relates to the Company’s benefit from a program administered by the French Energy Regulatory Commission which allowed alternative suppliers to purchase electricity generated by nuclear power plants under favorable conditions set by the public authorities, known as ARENH, and the additional agreement with EDF in which we agreed different electricity prices throughout the year based on demand amounting to $1,259 thousand ($32,301 thousand in 2024). The Company deducted this amount from its related expense in “Raw Materials and energy consumption for production” in the consolidated income statements (See Note 27.2). The Company received $1,259 thousand related to the 2025 benefit in the first quarter of 2026.